FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Derivative assets	$ 73	$ 871
Total financial assets	73	871
Liabilities:
Derivative liabilities		153
Convertible bonds		15,453
Total financial liabilities		15,606
Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Derivative liabilities
Convertible bonds		15,453
Total financial liabilities		15,453
Level 2 [Member]
Assets:
Derivative assets	73	871
Total financial assets	73	871
Liabilities:
Derivative liabilities		153
Convertible bonds
Total financial liabilities		153
Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Derivative liabilities
Convertible bonds
Total financial liabilities